Segment Reporting - Additional Information (Detail) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 Segments
Segment Reporting Information [Line Items]
Revenues	$ 72,644	$ 56,991
Number of operating segments | Segments			7
Revenue Benchmark | Customer Concentration Risk | One Customer
Segment Reporting Information [Line Items]
Revenues	$ 11,200	$ 8,200
Concentration risk percentage	15.00%	14.00%